Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities
Schedule of notional principal amounts of the outstanding derivative instruments

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2017 and 2016 (in thousands):

	Notional Principal
	September 30, 2017	September 30, 2016
Instruments designated as accounting hedges:
Foreign currency forwards	$125,486	$158,664

Instruments not designated as accounting hedges:
Foreign currency forwards	$35,117	$115,070

Schedule of fair value of derivative financial instruments

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2017 and 2016 (in thousands):

		Fair Value
	Balance Sheet Location	September 30, 2017	September 30, 2016
Asset derivatives:
Foreign currency forwards	Other current assets	$2,591	$14,769
Foreign currency forwards	Other noncurrent assets	1,128	1,201
		$3,719	$15,970
Liability derivatives:
Foreign currency forwards	Other current liabilities	$3,456	$13,752
Foreign currency forwards	Other noncurrent liabilities	1,128	1,333
Total		$4,584	$15,085

Schedule of gains and losses recognized in other comprehensive loss on derivative financial instruments designated as cash flow hedges

The tables below present gains and losses recognized in other comprehensive income (loss) for the years ended September 30, 2017 and 2016 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

Years ended September 30,	2017		2016
		Gains (losses)		Gains (losses)
	Gains (losses)	reclassified into		reclassified into
	recognized in	earnings -	Gains (losses)	earnings -
Derivative Type	OCI	Effective Portion	recognized in OCI	Effective Portion
Foreign currency forwards	$(2,200)	$551	$(806)	$1,522